Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Aspiration Funds
Entity Central Index Key	0001594854
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Aspiration Redwood Fund
Shareholder Report [Line Items]
Fund Name	Aspiration Redwood Fund
Class Name	Aspiration Redwood Fund
Trading Symbol	REDWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Aspiration Redwood Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aspiration.com/redwood. You can also request this information by contacting us at (800) 683-8529.
Additional Information Phone Number	(800) 683-8529
Additional Information Website	https://funds.aspiration.com/redwood
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REDWX	$86	0.77%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the twelve months ended September 30, 2024, the Fund returned 23.09%. The Fund underperformed its benchmark, the S&P 500 Index, which returned 36.35% for the same period.

What Factors Influenced Performance

The Fund had positive absolute returns over the period, but underperformed the benchmark. The Fund's overall positioning in Information Technology detracted the most, followed by stock selection in Consumer Discretionary. Meanwhile, stock selection in Consumer Staples was the Fund's top positive contributor, in addition to the Fund's lack of Energy exposure. In terms of individual positions:

• The Fund's average underweight to NVIDIA was the main detractor over the period, as continued enthusiasm for AI supported an increase in their data center revenues, spurring a rally in NVIDIA's share price. The Fund's position in Aptiv also detracted as its shares were weighed by negative electric vehicle (EV) sentiment, in addition to some competitive concerns around smart vehicle architecture.

• On the other hand, the Fund's position in Sprouts Farmers Market was the top positive contributor as the company saw strong sales growth and made progress in expanding their footprint through new store openings. Costco Wholesale also added value as their results were underpinned by an increase in digital sales and record high membership renewals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Cumulative Performance From November 16, 2015 through September 30, 2024 Initial Investment of $10,000
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 year	5 year	Since Inception (11/16/2015)
REDWX - With maximum assumed contribution reduction**	23.09%	12.01%	11.94%
REDWX - Without maximum assumed contribution reduction	25.09%	14.01%	13.94%
S&P 500 Total Return Index	36.35%	15.98%	14.37%

**	Investors in the Fund are clients of Aspiration Fund Adviser, LLC (the 'Advisor') and may pay the Advisor a fee in the amount they believe is fair ranging from 0% to 2% of the value of their investment in the Fund. The Average Annual Total Returns with a maximum assumed contributed reduction is calculated assuming a maximum advisory fee of 2% is paid by an investor to the Advisor.

Performance Inception Date	Nov. 16, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,164,804
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 0 [1]
Investment Company, Portfolio Turnover	22.55%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of September 30, 2024)

Fund Net Assets	$148,164,804
Number of Holdings	49
Net Advisory Fee	$0*
Annual Portfolio Turnover	22.55%

*	Significant changes were made to the fund's management fee after the fiscal year ended September 30, 2024.

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2024) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Microsoft Corp	7.92%
NVIDIA Corp	5.77%
UnitedHealth Group Inc	4.47%
Costco Wholesale Corp	4.13%
Visa Inc	3.80%
Eli Lilly & Co	3.59%
Advanced Micro Devices Inc	3.43%
Marsh & McLennan Cos Inc	3.34%
Take-Two Interactive Software Inc	3.25%
Ameriprise Financial Inc	2.86%

Material Fund Change [Text Block]

How has the Fund changed?

Investment Adviser

Effective October 10, 2024, Mission Investment Advisors LLC ("Mission") became the investment adviser to the Fund. UBS Asset Management (Americas) Inc. ("UBS") remains the sub-adviser to the Fund under a new agreement with Mission.

Operating Expenses

On November 25, 2023, the Fund's Board of Trustees (the "Board") approved an Interim Advisory Agreement between Aspiration Funds (the “Trust”), on behalf of the Fund, and its previous investment adviser, Aspiration Fund Adviser, LLC (the "Previous Adviser"). The Interim Advisory Agreement had identical terms and conditions as the advisory agreement last approved by shareholders (the "Previous Advisory Agreement"), except for the effective and termination dates, a provision requiring that the advisory fees payable to the Previous Adviser during the 150-day period following June 26, 2023 be held in escrow, and other immaterial changes. At a meeting held on December 18, 2023, the Board called a shareholder meeting to consider the approval of a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Mission. To provide additional time for the Fund to solicit shareholders to consider the new Investment Advisory Agreement, on December 18, 2023, the Board unanimously approved a Second Interim Investment Advisory Agreement that had substantively identical terms and conditions as the first Interim Advisory Agreement.

Under the Previous Advisory Agreement, the Previous Adviser was entitled to an annual advisory fee of 0.00% of the Fund’s average daily net assets. The Previous Adviser did not impose a set fee to manage individual advisory accounts with respect to the Fund. Instead, advisory clients were permitted to pay the previous investment adviser a fee in the amount they believed is fair to manage their individual advisory accounts (or “Pay What Is Fair”), and only clients of the previous investment adviser were permitted to invest in the Fund. Shareholders in the Fund are no longer required to be clients of the Fund’s investment adviser. The Previous Adviser received $72,020 under the Pay What is Fair model during the fiscal year ended September 30, 2024.

Effective October 10, 2024, the Fund's management fee, sub-advisory fee and expense limit have changed. The investment advisory fee payable to Mission is 0.50% of the Fund's average daily net assets. The sub-advisory fee payable to UBS, at an annual rate based on the average daily net assets of the Fund, is 0.17% on the first $175 million of net assets and 0.15% on assets over $175 million. Mission has agreed to limit the Fund's Total Annual Fund Operating Expenses to 1.35% (excluding brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs, taxes, or extraordinary expenses, such as litigation and indemnification expenses). The expense limit is in effect through January 31, 2026 unless earlier termination by a majority of the Board of Trustees who are not "interested persons" of the Trust, as defined by the Investment Company Act of 1940, as amended, or by a majority vote of the outstanding voting securities of the Fund.

This is a summary of certain changes to the Fund since October 1, 2023. For more information, you many review the Fund's next prospectus, which we expect to be available by February 1, 2025 at https://funds.aspiration.com/redwood or upon request at 800-683-8529.

Material Fund Change Expenses [Text Block]

Operating Expenses

On November 25, 2023, the Fund's Board of Trustees (the "Board") approved an Interim Advisory Agreement between Aspiration Funds (the “Trust”), on behalf of the Fund, and its previous investment adviser, Aspiration Fund Adviser, LLC (the "Previous Adviser"). The Interim Advisory Agreement had identical terms and conditions as the advisory agreement last approved by shareholders (the "Previous Advisory Agreement"), except for the effective and termination dates, a provision requiring that the advisory fees payable to the Previous Adviser during the 150-day period following June 26, 2023 be held in escrow, and other immaterial changes. At a meeting held on December 18, 2023, the Board called a shareholder meeting to consider the approval of a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Mission. To provide additional time for the Fund to solicit shareholders to consider the new Investment Advisory Agreement, on December 18, 2023, the Board unanimously approved a Second Interim Investment Advisory Agreement that had substantively identical terms and conditions as the first Interim Advisory Agreement.

Under the Previous Advisory Agreement, the Previous Adviser was entitled to an annual advisory fee of 0.00% of the Fund’s average daily net assets. The Previous Adviser did not impose a set fee to manage individual advisory accounts with respect to the Fund. Instead, advisory clients were permitted to pay the previous investment adviser a fee in the amount they believed is fair to manage their individual advisory accounts (or “Pay What Is Fair”), and only clients of the previous investment adviser were permitted to invest in the Fund. Shareholders in the Fund are no longer required to be clients of the Fund’s investment adviser. The Previous Adviser received $72,020 under the Pay What is Fair model during the fiscal year ended September 30, 2024.

Effective October 10, 2024, the Fund's management fee, sub-advisory fee and expense limit have changed. The investment advisory fee payable to Mission is 0.50% of the Fund's average daily net assets. The sub-advisory fee payable to UBS, at an annual rate based on the average daily net assets of the Fund, is 0.17% on the first $175 million of net assets and 0.15% on assets over $175 million. Mission has agreed to limit the Fund's Total Annual Fund Operating Expenses to 1.35% (excluding brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs, taxes, or extraordinary expenses, such as litigation and indemnification expenses). The expense limit is in effect through January 31, 2026 unless earlier termination by a majority of the Board of Trustees who are not "interested persons" of the Trust, as defined by the Investment Company Act of 1940, as amended, or by a majority vote of the outstanding voting securities of the Fund.

Material Fund Change Adviser [Text Block]

Investment Adviser

Effective October 10, 2024, Mission Investment Advisors LLC ("Mission") became the investment adviser to the Fund. UBS Asset Management (Americas) Inc. ("UBS") remains the sub-adviser to the Fund under a new agreement with Mission.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 1, 2023. For more information, you many review the Fund's next prospectus, which we expect to be available by February 1, 2025 at https://funds.aspiration.com/redwood or upon request at 800-683-8529.

[1]	Significant changes were made to the fund's management fee after the fiscal year ended September 30, 2024.